                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2008

Check here if Amendment [_]; Amendment Number:
                                               ------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Traxis Partners LP
Address: 600 Fifth Avenue
         New York, NY 10020

Form 13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick DeGraca
Title: Chief Financial Officer
Phone: 212-332-5195

Signature, Place, and Date of Signing:


/s/Pat DeGraca
--------------                       New York, NY                       5/2/2008
 [Signature]                        [City, State]                        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name
-------------------     ------------------------------------------------
28-
   ----------------     ------------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE

Form 13F Information Table Entry Total: 16,857,795

Form 13F Information Table Value Total: 505,010 (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number   Name
----   --------------------   --------------------------------------
       28-
----      -----------------   --------------------------------------

[Repeat as necessary.]

                                                            1st_Qtr_2008

                                      Title of                                        PUT/ Investment   Other   Voting Voting Voting
SECURITY                               Class        CUSIP    Value    Shares   SH/PRN CALL Discretion Managers   Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
3M COMPANY USD COM                 COM            88579Y101    6271      79200   SH           Sole                   0    0    79200
ABBOTT LABS STK                    COM            002824100    4678      84850   SH           Sole                4700    0    80150
AIRTRAN HOLDINGS INC               COM            00949P108     272      41236   SH           Sole               41236    0        0
ALASKA AIRLINES STK                COM            011659109     336      17102   SH           Sole               17102    0        0
ALCOA INC USD COM                  COM            013817101     469      13000   SH           Sole                   0    0    13000
ALTRIA GROUP INC USD COM           COM            02209S103     222      10000   SH           Sole                   0    0    10000
AMERICAN EXPRESS COMPANY           COM            025816109     791      18095   SH           Sole               18095    0        0
AMERICAN INTL GROUP INC USD COM    COM            026874107    2975      68800   SH           Sole                   0    0    68800
AMR STK                            COM            001765106    2065     228934   SH           Sole              111934    0   117000
ANADARKO PETROLEUM CORP USD COM    COM            032511107    1858      29473   SH           Sole                   0    0    29473
BAKER HUGHES INC USD COM           COM            057224107    2413      35200   SH           Sole                   0    0    35200
BANK OF AMERICA CORP               COM            060505104    2636      69531   SH           Sole               69531    0        0
BANK OF NEW YORK MELLON CORP.      COM            064058100    6698     160501   SH           Sole               17864    0   142637
BB&T CORPORATION                   COM            054937107     274       8548   SH           Sole                8548    0        0
BELO CORP USD COM                  COM SER A      080555105     496      46931   SH           Sole                   0    0    46931
BP PLC SPONS ADR REPR 6 ORDS       SPONSORED ADR  055622104     606      10000   SH           Sole                   0    0    10000
BROADCOM CORP USD COM              CL A           111320107    2044     106100   SH           Sole                   0    0   106100
CAPITAL ONE FINANCIAL CORP         COM            14040H105     287       5834   SH           Sole                5834    0        0
CATERPILLAR INC USD COM            COM            149123101    4924      62900   SH           Sole                   0    0    62900
CENTEX STK                         COM            152312104    6919     285800   SH           Sole              285800    0        0
CHAMPION ENTR STK                  COM            158496109    1507     150200   SH           Sole              150200    0        0
CHARLES SCHWAB CORP                COM            808513105    1004      53303   SH           Sole               53303    0        0
CISCO SYSTEMS INC USD COM          COM            17275R102    7838     325400   SH           Sole                   0    0   325400
CITIGROUP INC                      COM            172967101    3759     175423   SH           Sole               84523    0    90900
CME GROUP INC                      COM            12572Q105     392        835   SH           Sole                 835    0        0
CONOCOPHILLIPS INC USD COM         COM            20825C104    2337      30659   SH           Sole                   0    0    30659
CONTINENTAL AIRLINES-CL B          CL B           210795308    3518     182988   SH           Sole               44188    0   138800
CTC MEDIA INC ADR                  COM            12642X106    1238      44616   SH           Sole               44616    0        0
D.R. HORTON INC                    COM            23331A109   10338     656400   SH           Sole              656400    0        0
DEERE & CO COM                     COM            244199105    9074     112800   SH           Sole                   0    0   112800
DELL INC USD COM                   COM            24702R101    3267     164000   SH           Sole                   0    0   164000
DELTA AIR LINES INC                COM NEW        247361702    1128     131161   SH           Sole              131161    0        0
DISCOVER FINANCIAL SERVICES        COM            254709108    2865     175035   SH           Sole               69157    0   105878
DU PONT DE NEMOURS  &  CO  E.I.
   USD.30                          COM            263534109    1391      29750   SH           Sole                   0    0    29750
EMC CORP USD COM                   COM            268648102    3944     275000   SH           Sole                   0    0   275000
ESTEE LAUDER CO INC USD CL-A COM   CL A           518439104    1234      26924   SH           Sole                   0    0    26924
EXPRESSJET HOLDINGS INC            CL A           30218U108      61      23243   SH           Sole               23243    0        0
EXXON MOBIL CORP USD COM           COM            30231G102    5455      64500   SH           Sole                   0    0    64500
FANNIE MAE                         COM            313586109     403      15312   SH           Sole               15312    0        0
FEDERAL HOME LN PR                 COM            313400301     256      10113   SH           Sole               10113    0        0
FRANKLIN RESOURCES INC             COM            354613101     362       3729   SH           Sole                3729    0        0
FREEPORT-MCMORAN COPPER & GOLD     COM            35671D857     514       5350   SH           Sole                   0    0     5350
FRONTIER AIRLINES INC              COM            359059102      42      16479   SH           Sole               16479    0        0
GENENTECH INC USD COM              COM NEW        368710406    4141      51000   SH           Sole                   0    0    51000
GENERAL ELECTRIC CO USD COM        COM            369604103   11200     302600   SH           Sole                   0    0   302600
GENZYME CORP COMMON                COM            372917104     721       9670   SH           Sole                   0    0     9670
GOL LINHAS AEREAS INTEL-ADR        SP ADR REP PFD 38045R107    1352      90794   SH           Sole               90794    0        0
GOLDMAN SACHS GROUP INC            COM            38141G104    3139      18979   SH           Sole               18979    0        0
HOVNANIAN ENTERPRISES - A          CL A           442487203     835      78800   SH           Sole               78800    0        0
INTEL CORP USD COM                 COM            458140100    5054     238500   SH           Sole                   0    0   238500
INTERNATIONAL BUSINESS MACHINES
   CORP USD COM                    COM            459200101    6103      53000   SH           Sole                   0    0    53000
ISHARES DJ US FINANCIAL SVCS       DJ US FINL SVC 464287770    7298      83995   SH           Sole               83995    0        0
ISHARES FTSE/XINHUA CHINA 25       FTSE XNHUA IDX 464287184    8919      66000   SH           Sole               66000    0        0
ISHARES MSCI BRAZIL                MSCI BRAZIL    464286400    2721      35323   SH           Sole               35323    0        0
ISHARES MSCI HONG KONG INDEX (DE)  MSCI HONG KONG 464286871   38754    2159000   SH           Sole             2159000    0        0
ISHARES MSCI SOUTH KOREA INDEX     MSCI S KOREA   464286772   21252     380928   SH           Sole              380928    0        0
ISHARES MSCI TAIWAN INDEX          MSCI TAIWAN    464286731   29893    1885968   SH           Sole             1885968    0        0
ISHARES S&P 100 INDEX FUND         S&P 100 IDX FD 464287101     308       5000   SH           Sole                   0    0     5000
JETBLUE AIRWAYS CORP               COM            477143101     583     100589   SH           Sole              100589    0        0
JOHNSON & JOHNS STK                COM            478160104    7767     119760   SH           Sole                9000    0   110760
JP MORGAN CHASE & CO               COM            46625H100    7117     165708   SH           Sole               80733    0    84975
JUNIPER NETWORKS INC USD COM       COM            48203R104    2228      89100   SH           Sole                   0    0    89100

KB HOME                            COM            48666K109    4325     174900   SH           Sole              174900    0        0
LEHMAN BROTHERS HOLDINGS INC       COM            524908100     884      23462   SH           Sole               23462    0        0
LENNAR CORP                        CL A           526057104    5895     313400   SH           Sole              313400    0        0
M I HOMES INC                      COM            55305B101     441      26000   SH           Sole               26000    0        0
MASTERCARD INC-CLASS A             CL A           57636Q104     458       2053   SH           Sole                2053    0        0
MDC HOLDINGS STK                   COM            552676108    3297      75300   SH           Sole               75300    0        0
MECHEL STEEL GROUP OAO-ADR         SPONSORED ADR  583840103    5014      44067   SH           Sole               44067    0        0
MERCK & CO STK                     COM            589331107    2338      61600   SH           Sole                6600    0    55000
MERITAGE CORPORATION               COM            59001A102    1022      52900   SH           Sole               52900    0        0
MERRILL LYNCH & CO                 COM            590188108    1728      42421   SH           Sole               42421    0        0
MERRILL LYNCH BIOTECH HOLDERS TR
   DEPOSITARY RECEIPTS REPR 20     DEPOSTRY RCPTS 09067D201    1736      10000   SH           Sole                   0    0    10000
MICROSOFT CORP USD COM             COM            594918104    6808     239900   SH           Sole                   0    0   239900
MOBILE TELESYSTEMS- SP ADR         SPONSORED ADR  607409109    2350      30981   SH           Sole               30981    0        0
MORGAN STANLEY                     COM NEW        617446448    7193     157402   SH           Sole               48202    0   109200
MORGAN STANLEY CHINA A SHARE       COM            617468103    4042     101600   SH           Sole              101600    0        0
NATIONAL INSTRUMENTS CORP USD COM  COM            636518102     832      31846   SH           Sole                   0    0    31846
NEWS CORP CL B                     CL B           65248E203    2446     128500   SH           Sole                   0    0   128500
NORTHERN TRUST CORP                COM            665859104     229       3452   SH           Sole                3452    0        0
NORTHWEST AIRLINES                 COM            667280408     954     106144   SH           Sole              106144    0        0
NVR INC                            COM            62944T105    6752      11300   SH           Sole               11300    0        0
NYSE EURONEXT                      COM            629491101     256       4147   SH           Sole                4147    0        0
PARKER-HANNIFIN CORP USD COM       COM            701094104    2838      40960   SH           Sole                   0    0    40960
PEPSICO INC USD COM                COM            713448108    1299      18000   SH           Sole                   0    0    18000
PFIZER STK                         COM            717081103    6495     310300   SH           Sole               22400    0   287900
PLUM CREEK TIMBER CO INC USD COM   COM            729251108    4071     100000   SH           Sole                   0    0   100000
PNC FINANCIAL SERVICES GROUP       COM            693475105     350       5337   SH           Sole                5337    0        0
POWERSHARES QQQ NASDAQ 100
   (NASDAQ)                        UNIT SER 1     73935A104  100110    2289800   SH           Sole             2258000    0    31800
PROCTER  &  GAMBLE CO USD COM      COM            742718109    1309      18690   SH           Sole                   0    0    18690
PULTE HOMES INC                    COM            745867101    6331     435100   SH           Sole              435100    0        0
REGIONS FINANCIAL CORP             COM            7591EP100     214      10856   SH           Sole               10856    0        0
ROSTELECOM-SPONSORED ADR           SPONSORED ADR  778529107     331       4549   SH           Sole                4549    0        0
ROYAL DUTCH SHELL ADR A REPR 2
   CL A ORDS                       SPONS ADR A    780259206     552       8000   SH           Sole                   0    0     8000
RYLAND GROUP STK                   COM            783764103    2694      81900   SH           Sole               81900    0        0
SANMINA-SCI CORP USD COM           COM            800907107     347     213967   SH           Sole                   0    0   213967
SCHLUMBERGER LTD CURACAO USD COM   COM            806857108    7977      91700   SH           Sole                   0    0    91700
SKYLINE STK                        COM            830830105     406      14600   SH           Sole               14600    0        0
SKYWEST                            COM            830879102     576      27281   SH           Sole               27281    0        0
SOUTHWEST AIRLS STK                COM            844741108    4094     330137   SH           Sole              330137    0        0
STANDARD PACIFIC STK               COM            85375C101     672     138200   SH           Sole              138200    0        0
STATE STREET CORP                  COM            857477103     479       6064   SH           Sole                6064    0        0
SUNTRUST BANKS STK                 COM            867914103     301       5459   SH           Sole                5459    0        0
T ROWE PRICE ASSOCIATES            COM            74144T108     206       4128   SH           Sole                4128    0        0
TEMPLE-INLAND INC USD COM          COM            879868107     189      14861   SH           Sole                   0    0    14861
THOMAS  &  BETTS CORP USD COM      COM            884315102     752      20665   SH           Sole                   0    0    20665
TIME WARNER INC USD COM            COM            887317105    1161      82847   SH           Sole                   0    0    82847
TOLL BROTHERS STK                  COM            889478103    6253     266300   SH           Sole              266300    0        0
TYCO ELECTRONICS LTD               COM NEW        G9144P105     215       6250   SH           Sole                   0    0     6250
TYCO INTERNATIONAL LTD NEW         SHS            G9143X208     220       5000   SH           Sole                   0    0     5000
UAL CORP                           COM NEW        902549807    1150      53406   SH           Sole               53406    0        0
UNION PACIFIC CORP USD COM         COM            907818108     502       4000   SH           Sole                   0    0     4000
UNITED PARCEL SERVICE OF AMERICA
   INC CL-B USD COM                CL B           911312106     584       8000   SH           Sole                   0    0     8000
UNITED TECHNOLOGIES CORP USD COM   COM            913017109    4349      63200   SH           Sole                   0    0    63200
US AIRWAYS GROUP INC               COM            90341W108    1106     124228   SH           Sole               41228    0    83000
US BANKCORP                        COM NEW        902973304     876      27074   SH           Sole               27074    0        0
VIMPEL COMMUNICATIONS ADR          SPONSORED ADR  68370R109    2787      93230   SH           Sole               93230    0        0
WACHOVIA CORP (NEW)                COM            929903102     838      31023   SH           Sole               31023    0        0
WASHINGTON MUTUAL - WM.N           COM            939322103     140      13604   SH           Sole               13604    0        0
WEATHERFORD INTERNATIONAL LTD      COM            G95089101    9834     135700   SH           Sole                   0    0   135700
WELLS FARGO & COMPANY              COM            949746101    1502      51607   SH           Sole               51607    0        0
WESTAMERICA BANCORPORATION USD COM COM            957090103     500       9503   SH           Sole                   0    0     9503
WHITNEY HOLDING CORP USD COM       COM            966612103     416      16778   SH           Sole                   0    0    16778
WIMM-BILL-DANN ADR                 SPONSORED ADR  97263M109    1204      11747   SH           Sole               11747    0        0
WYETH                              COM            983024100     251       6000   SH           Sole                4000    0     2000
YUM BRANDS INC USD COM             COM            988498101     983      26400   SH           Sole                   0    0    26400
                                                            505,010 16,857,795